Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	$ 376,190,745		$ 350,069,829
Maturing on July 19 ,2026
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%
Maturing on July 19, 2021
Disclosure of detailed information about borrowings [line items]
Rate	8.25%	8.25%
Interest payable semi-annually on January 9 and July 19 2017
Disclosure of detailed information about borrowings [line items]
Rate	7.156%	7.156%
Banco de Galicia y Bs.As. S.A.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Notional Amount		$ 250,000
Term	120 months
Subordinated liabilities		$ 376,190,745		$ 350,069,829
Banco GGAL S.A.
Disclosure of detailed information about borrowings [line items]
Rate	5.25%	5.25%